Property, Plant and Equipment - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Interest capitalized	$ 2,600,000	$ 1,200,000	$ 0
Depreciation and amortization	91,500,000	85,600,000	89,500,000
Amortization expense related to computer software costs	13,000,000.0	11,700,000	10,800,000
Unamortized balance of computer software to be sold, leased or marketed	106,900,000	97,900,000
Repairs and maintenance expense	$ 17,800,000	$ 19,300,000	$ 16,800,000